Consolidated Statements of Operations (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 4,815	$ 4,358	$ 4,194
Cost of revenue	(2,638)	(2,370)	(2,288)
Gross profit	2,177	1,988	1,906
Research and development	(639)	(628)	(635)
Selling, general and administrative	(896)	(977)	(918)
Other income (expense)	9	29	4
Operating income (loss)	651	412	357
Financial income (expense):
Extinguishment of debt	(114)	(161)	(32)
Other financial income (expense)	(160)	(276)	(225)
Income (loss) before income taxes	377	(25)	100
Benefit (provision) for income taxes	(20)	(1)	(21)
Results relating to equity-accounted investees	58	(27)	(77)
Income (loss) from continuing operations	415	(53)	2
Income (loss) on discontinued operations, net of tax		1	434
Net income (loss)	415	(52)	436
Less: Net income (loss) attributable to non-controlling interests	67	63	46
Net income (loss) attributable to stockholders	$ 348	$ (115)	$ 390
Basic earnings per common share attributable to stockholders in $
- Income (loss) from continuing operations	$ 1.40	$ (0.46)	$ (0.17)
- Income (loss) from discontinued operations			$ 1.74
- Net income (loss)	$ 1.40	$ (0.46)	$ 1.57
Diluted earnings per common share attributable to stockholders in $
- Income (loss) from continuing operations	$ 1.36	$ (0.46)	$ (0.17)
- Income (loss) from discontinued operations			$ 1.74
- Net income (loss)	$ 1.36	$ (0.46)	$ 1.57
Weighted average number of shares of common stock outstanding during the year (in thousands)
- Basic	248,526	248,064	248,812
- Diluted	255,050	248,064	248,812